Document and Entity Information	Nov. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Fiscal Year Focus	2024
Document Period End Date	Nov. 26, 2024
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	30-1128146
Entity Address Address Line 1	2211 H.H. Dow Way
Entity Address City Or Town	Midland
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Period Focus	Q3
Entity Central Index Key	0001751788